Property, Plant and Equipment as Restated	12 Months Ended
Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment as Restated

10. PROPERTY, PLANT AND EQUIPMENT (AS RESTATED)

	Freehold land	Buildings	Leasehold improvement	Machinery and equipment	Computer, fixtures, and office equipment	Transportation equipment	Construction in progress	Total
	US’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2021
At January 1, 2021
Cost	2,889	11,210	11,887	25,841	3,281	44	27,811	82,963
Accumulated depreciation	—	(817)	(1,854)	(6,514)	(1,426)	(10)	—	(10,621)
Net carrying amount	2,889	10,393	10,033	19,327	1,855	34	27,811	72,342
At January 1, 2021, net of accumulated depreciation	2,889	10,393	10,033	19,327	1,855	34	27,811	72,342
Additions	—	—	—	1,603	7	—	37,269	38,879
Disposals	—	—	(859)	(177)	(77)	—	—	(1,113)
Depreciation provided during the year	—	(543)	(1,833)	(4,967)	(792)	(4)	—	(8,139)
Exchange realignment	—	—	123	358	10	1	45	537
Transfers	—	4,801	9,941	8,675	341	—	(23,758)	—
At December 31, 2021, net of accumulated depreciation	2,889	14,651	17,405	24,819	1,344	31	41,367	102,506
At December 31, 2021:
Cost	2,889	16,011	20,908	35,251	2,977	45	41,367	119,448
Accumulated depreciation	—	(1,360)	(3,503)	(10,432)	(1,633)	(14)	—	(16,942)
Net carrying amount	2,889	14,651	17,405	24,819	1,344	31	41,367	102,506

	Freehold land	Buildings	Leasehold improvement	Machinery and equipment	Computer, fixtures, and office equipment	Transportation equipment	Construction in progress	Total
	US’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2020
At January 1, 2020
Cost	2,889	10,072	10,382	20,802	1,297	42	3,687	49,171
Accumulated depreciation	—	(330)	(770)	(2,537)	(340)	(6)	—	(3,983)
Net carrying amount	2,889	9,742	9,612	18,265	957	36	3,687	45,188
At January 1, 2020, net of accumulated depreciation	2,889	9,742	9,612	18,265	957	36	3,687	45,188
Additions	—	—	—	—	560	—	31,625	32,185
Disposals	—	—	—	(165)	—	—	—	(165)
Depreciation provided during the year	—	(487)	(1,019)	(3,638)	(1,086)	(4)	—	(6,234)
Exchange realignment	—	—	375	775	12	2	204	1,368
Transfers	—	1,138	1,065	4,090	1,412	—	(7,705)	—
At December 31, 2020, net of accumulated depreciation	2,889	10,393	10,033	19,327	1,855	34	27,811	72,342
At December 31, 2020:
Cost	2,889	11,210	11,887	25,841	3,281	44	27,811	82,963
Accumulated depreciation	—	(817)	(1,854)	(6,514)	(1,426)	(10)	—	(10,621)
Net carrying amount	2,889	10,393	10,033	19,327	1,855	34	27,811	72,342